Concentration risk	12 Months Ended
Dec. 31, 2023
Concentration Risk
Concentration risk

25. Concentration risk

(a)	Major customers

For the year ended December 31, 2023 and 2022, the customers who accounted for 10% or more of the Group’s revenue and its trade receivable balance at year end are presented as follows:

	For the year ended 31 December
	2023	2022	2023	2022	2023	2022
	Revenue		Percentage of revenue		Trade receivables
	USD	USD	%	%	USD	USD
Customer A	9,007,223	8,677,589	57	64	804,952	815,148
Customer B	2,332,646	*	15	*	-	302,309
	11,339,869	8,677,589	72	64	804,952	1,117,457

*	represent percentage less than 10%

25.	Concentration risk (continued)

(b)	Major vendors

For the year ended 31 December 2023 and 2022, there were no vendors who accounted for 10% or more of the Group’s cost of sales.

For the year ended 31 December 2023, there were no vendors who accounted for 10% or more of the Group’s trade payables balances at year end.

For the year ended 31 December 2022, there was one vendor who accounted for 10% or more of the Group’s trade payables balance at year end and is presented as follows:

	For the year ended 31 December
	2023	2022	2023	2022	2023	2022
	Cost of sales		Percentage of cost of sales		Trade payables
	USD	USD	%	%	USD	USD
Vendor A	*	*	*	*	-	158,769

*	represent percentage less than 10%